Related Parties	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related Parties
9 Related parties

a. Related parties

Balances and transactions between the Company and its subsidiaries have been eliminated in consolidation and are not disclosed in this note. The balances and transactions between the Company and its subsidiaries with other related parties are highlighted below:

	12/31/2022
	Loans (1)		Commercial transactions		Trading transactions
	Assets	Liabilities	Receivables	Trade payables	Sales and services provided	Purchases
Química da Bahia Indústria e Comércio S.A.	-	2,875	-	-	-	-
Refinaria de Petróleo Riograndense S.A.	-	-	-	26,062	-	336,781
União Vopak Armazéns Gerais Ltda.	-	-	61	-	784	-
Latitude Logística Portuária S.A.	-	-	3	346	-	-
Nordeste Logistica I S.A.	-	-	-	22	-	-
Nordeste Logistica III S.A.	-	-	-	17	-	-
Chevron (Thailand) Limited (2)	-	-	-	113	-	832
Chevron Latin America Marketing LLC (2)	-	-	34	-	-	-
Chevron Lubricants Oils S.A. (2)	-	-	403	-	930	-
Chevron Marine Products (2)	-	-	1,950	-	14,068	-
Chevron Oronite Brasil Ltda. (2)	-	-	-	53,912	-	162,006
Chevron Products Company (2)	-	-	-	178,846	-	699,154
Chevron Belgium NV (2)	-	-	-	326	-	13,053
Chevron Petroleum CO Colombia (2)	-	-	220	-	220	-
Chevron Lubricants Lanka PLC (2)	-	-	88	-	88	-
Others (1)	-	617	-	-	-	-
Total	-	3,492	2,759	259,644	16,090	1,211,826

(1) Loans contracted have indefinite terms and do not contain remuneration clauses.

(2) Non-controlling shareholders and other related parties of Iconic.

	12/31/2021				12/31/2021
	Loans (1)		Commercial transactions		Trading transactions
	Assets	Liabilities	Receivables	Trade payables	Sales and services provided	Purchases
Química da Bahia Indústria e Comércio S.A.	-	2,875	-	-	-	-
Refinaria de Petróleo Riograndense S.A.	-	-	-	90,761	-	619,785
União Vopak Armazéns Gerais Ltda.	-	-	57	-	1,402	-
Chevron (Thailand) Limited (2)	-	-	204	-	675	1,072
Chevron Lubricants Lanka PLC (2)	-	-	-	-	164	-
Chevron Lubricants Oils S.A. (2)	-	-	319	-	786	-
Chevron Marine Products (2)	-	-	3,663	-	24,583	-
Chevron Oronite Brasil Ltda. (2)	-	-	-	53,378	78	150,878
Chevron Products Company (2)	-	-	-	158,557	-	789,452
Chevron Belgium NV (2)	-	-	-	821	-	7,520
Chevron Petroleum CO Colombia (2)	-	-	214	-	392	-
Others (1)	490	659	-	-	-	-
Total	490	3,534	4,457	303,517	28,080	1,568,707

(1) Loans contracted have indefinite terms and do not contain remuneration clauses.

(2) Non-controlling shareholders and other related parties of Iconic.

	Trading transactions
	Sales and services	Purchases	Expenses
Oxicap Indústria de Gases Ltda.	471	19,077	-
Refinaria de Petróleo Riograndense S.A.	-	314,587	-
ConectCar Soluções de Mobilidade Eletrônica S.A.	3,062	154	-
LA’7 Participações e Empreend. Imob. Ltda. (a)	-	-	1,613
Chevron (Thailand) Limited	-	759	-
Chevron Oronite Brasil LTDA.	-	108,198	-
Chevron Products Company	-	247,578	-
Chevron Belgium NV	-	6,707	-
Total as of December 31, 2020	3,533	697,060	1,613

(a) Refers to rental contracts of 15 drugstores owned by LA’7 as of December 31, 2020, a company of the former shareholders of Extrafarma that are current shareholders of Ultrapar.

Purchase and sale transactions relate substantially to the purchase of raw materials, feedstock, transportation, and storage services based on prices and terms negotiated between the parties, with customers and suppliers with comparable operational performance. In the opinion of the Company’s and its subsidiaries’ Management, transactions with related parties are not subject to settlement risk, therefore, no provision for expected losses on accounts receivable or guarantees are recorded. Guarantees provided by the Company in loans of subsidiaries and associates are mentioned in Note 17.

b. Key executives

The Company’s compensation strategy for Management’s key executives combines short and long-term elements, following the principles of alignment of interests and of maintaining a competitive compensation, and is aimed at retaining key officers and remunerating them adequately according to their attributed responsibilities and the value created to the Company and its shareholders.

Short-term compensation is comprised of: (a) fixed monthly compensation paid with the objective of rewarding the executive’s experience, responsibility, and his/her position’s complexity, and includes salary and benefits such as medical coverage, check-up, life insurance, and others; (b) variable compensation paid annually with the objective of aligning the executive’s and the Company’s objectives, which is linked to: (i) the business performance measured through its economic value creation and (ii) the fulfillment of individual annual goals that are based on the strategic plan and are focused on expansion and operational excellence projects, people development and market positioning, among others. For further details about post-employment benefits see Note 21.b.

The expenses for compensation of its key executives (Company’s directors and executive officers) are shown below:

	2022	2021	2020
Short-term compensation	62,285	47,003	47,936
Stock compensation	18,424	15,778	4,786
Post-employment benefits	4,035	2,737	2,866
Termination benefits	-	5,637	-
Total	84,744	71,155	55,588

c. Deferred stock plan

Since 2003 Ultrapar has adopted a stock plan in which the executive has the benefit from shares held in treasury until the transfer of the full ownership of the shares to those eligible members of management after five to seven years from the initial grant of the rights subject to uninterrupted employment of the participant during the period. The volume of shares and the executives eligible are determined by the Board of Board of Directors, and there is no mandatory annual grant. The total number of shares to be used in the plan is subject to the number of shares in treasury. Ultrapar’s Board of Directors members are not eligible to participate in the stock plan. The fair value of the grants was determined on the grant date based on the market value of the shares on B3, the Brazilian Securities, Commodities and Futures Exchange and the amounts are amortized between five to seven years from the grant date.

The table below summarizes shares granted to the management of the Company and its subsidiaries:

Grant date	Number of shares granted	Vesting period	Market price of shares on the grant date (in R$ per share)	Total grant costs, including taxes	Accumulated recognized grant costs	Accumulated unrecognized grant costs
March 4, 2016	66,664	2023	32.72	9,732	(9,644)	88
Balance as of December 31, 2022	66,664			9,732	(9,644)	88

For the year ended December 31, 2022, the amortization of R$ 1,204 (reversal of R$ 1,902 – continuing operation and R$ 1,325 – discontinued operation for the year ended December 31, 2021 and reversal of R$ 64 – continuing operation and R$ 2,296 – discontinued operation for year ended December 31, 2020) was recognized as general and administrative expense.

The table below summarizes the changes in the number of shares granted:

Balance as of December 31, 2019	1,224,524
Cancellation of granted shares due to termination of executive employment	(200,000)
Shares vested and transferred	(322,264)
Balance as of December 31, 2020	702,260
Shares transferred to executives	(448,930)
Reclassification to assets held for sale	(119,998)
Balance as of December 31, 2021	133,332
Shares transferred to executives	(66,668)
Balance as of December 31, 2022	66,664

In addition, on April 19, 2017, the Ordinary and Extraordinary General Shareholders’ Meeting (“OEGM”) approved a new incentive plan based on shares (“Plan”), which establishes the general terms and conditions for the granting of common shares issued by the Company and held in treasury, that may or may not involve the granting of usufruct of part of these shares for later transfer of the ownership of the shares, in periods of three to six years, to directors or employees of the Company or its subsidiaries.

As a result of the Plan, common shares representing at most 1% of the Company's share capital may be delivered to the participants, which corresponds, at the date of approval of this Plan, to 11,128,102 common shares.

The table below summarizes the restricted and performance stock programs:

Program	Grant date	Number of shares granted (Quantity)	Vesting period	Market price of shares on the grant date (in R$ per share)	Total exercisable grant costs, including taxes (in R$ thousands)	Accumulated recognized exercisable grant costs (in R$ thousands)	Accumulated unrecognized exercisable grant costs
Restricted	April 4, 2018	6,658	2023	34.35	427	(406)	21
Restricted	September 19, 2018	80,000	2024	19.58	2,675	(1,895)	780
Restricted	September 24, 2018	80,000	2024	18.40	2,528	(1,791)	737
Restricted	April 3, 2019	74,916	2023 and 2024	23.25	3,264	(2,758)	506
Performance (ii)	April 3, 2019	37,458	2024	23.25	1,619	(1,214)	405
Restricted	September 2, 2019	320,000	2025	16.42	9,013	(5,007)	4,006
Restricted	April 1, 2020	182,853	2023 to 2025	12.53	4,267	(3,064)	1,203
Performance (ii)	April 1, 2020	276,580	2023 to 2025	12.53	6,440	(4,854)	1,586
Restricted	September 16, 2020	300,000	2026	23.03	11,793	(4,586)	7,207
Restricted	April 7, 2021	425,422	2024	21.00	16,705	(9,744)	6,961
Performance (ii)	April 7, 2021	454,520	2024	21.00	17,824	(10,864)	6,960
Restricted	September 22, 2021	1,000,000	2027	14.17	24,363	(5,543)	18,820
Restricted	April 6, 2022	777,065	2025	14.16	20,573	(5,143)	15,430
Performance (ii)	April 6, 2022	779,232	2025	14.16	20,631	(5,201)	15,430
Restricted	September 21, 2022	2,640,000	2032	12.98	64,048	(2,135)	61,913
Restricted	December 7, 2022	1,500,000	2032	13.47	38,125	(318)	37,807
		8,934,704			244,295	(64,523)	179,772

For the year ended December 31, 2022, a general and administrative expense in the amount of R$ 38,204 was recognized in relation to the Plan (R$ 24,067 for the year ended December 31, 2021 and R$ 10,440 for the year ended December 31, 2020).

Balance as of December 31, 2019	1,738,660
Shares granted on April 1, 2020	877,788
Shares granted on September 16, 2020	700,000
Cancellation of granted shares due to termination of executive employment	(353,294)
Cancellation of performance shares	(52,992)
Balance as of December 31, 2020	2,910,162
Shares granted on April 7, 2021	1,386,504
Shares granted on September 22, 2021	1,000,000
Performance shares (i)	(133,326)
Cancellation of granted shares due to termination of executive employment	(133,186)
Reclassification to assets held for sale	(614,860)
Balance as of December 31, 2021	4,415,294
Shares granted during the year	5,702,027
Cancellation of granted shares due to termination of executive employment	(934,310)
Shares transferred (vesting)	(484,651)
Reclassification from assets held for sale	236,344
Balance as of December 31, 2022	8,934,704

(i) Refers to the reversal of the provision constituted in view of the significant probability that performance indicators will not be achieved.

(ii) The performance targets are established by grant in accordance with individual and collective business goals.